Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	Three months ended				Nine months ended
	September 30,		September 30,		September 30,		September 30,
	2018		2017		2018		2017
	Amount	Rate	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 36	21.0%	$ 433	35.0%	$ 94	21.0%	$ 492	35.0%
Income tax expense (benefit) related to prior years	(30)	(17.4)	(76)	(6.1)	(155)	(34.7)	(81)	(5.8)
Dividends-received deduction	(8)	(4.8)	(2)	(0.2)	(25)	(5.5)	(7)	(0.5)
Other	(1)	(0.5)	(1)	(0.1)	(3)	(0.6)	(3)	(0.2)

Total income tax expense (benefit)	$ (3)	(1.7)%	$ 354	28.6%	$ (89)	(19.8)%	$ 401	28.5%